Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2022
Securitizations
Securitizations
in	6M22	6M21
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	5	0
Proceeds from transfer of assets	2,819	999
Cash received on interests that continue to be held	22	26
RMBS
Net gain/(loss) [1]	(1)	62
Proceeds from transfer of assets	6,799	20,876
Purchases of previously transferred financial assets or its underlying collateral	0	(1,072)
Servicing fees	0	1
Cash received on interests that continue to be held	531	430
Other asset-backed financings
Net gain [1]	23	47
Proceeds from transfer of assets	3,808	6,802
Purchases of previously transferred financial assets or its underlying collateral	(997)	(699)
Fees [2]	97	81
Cash received on interests that continue to be held	36	7
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q22	4Q21
CHF million
CMBS
Principal amount outstanding	20,202	15,428
Total assets of SPE	38,723	23,205
RMBS
Principal amount outstanding	49,342	56,990
Total assets of SPE	49,342	56,990
Other asset-backed financings
Principal amount outstanding	23,514	24,856
Total assets of SPE	56,511	57,797
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M22							6M21
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			252				548			92				1,337
of which level 2			191				480			82				1,019
of which level 3			61				68			10				318
Weighted-average life, in years			5.4				10.9			7.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	22.2			–	[2]	3.0	–	32.8
Cash flow discount rate (rate per annum), in % [3]	3.5	–	10.3		2.8	–	43.6	1.8	–	4.5		1.0	–	15.4
Expected credit losses (rate per annum), in % [4]	2.7	–	5.6		1.3	–	41.1	0.9	–	3.9		0.1	–	13.7
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate is based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2Q22											4Q21
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			478				1,563			549				281				2,310			402
of which non-investment grade			96				270			75				55				370			27
Weighted-average life, in years			3.5				8.7			5.2				3.9				4.7			5.5
Prepayment speed assumption (rate per annum), in % [3]			–		4.0	–	22.9			–				–		5.1	–	41.9			–
Impact on fair value from 10% adverse change			–				(30.4)			–				–				(31.1)			–
Impact on fair value from 20% adverse change			–				(59.6)			–				–				(59.8)			–
Cash flow discount rate (rate per annum), in % [4]	4.2	–	41.9		2.1	–	38.4	1.2	–	52.0		1.7	–	50.7		0.7	–	35.5	0.3	–	14.7
Impact on fair value from 10% adverse change			(7.0)				(53.8)			(8.6)				(3.5)				(38.1)			(4.9)
Impact on fair value from 20% adverse change			(13.8)				(103.5)			(16.9)				(6.8)				(73.3)			(9.7)
Expected credit losses (rate per annum), in % [5]	1.2	–	13.2		0.3	–	35.3	0.6	–	49.9		0.6	–	8.4		0.4	–	34.2	0.7	–	13.3
Impact on fair value from 10% adverse change			(3.7)				(27.6)			(5.5)				(2.5)				(28.5)			(4.3)
Impact on fair value from 20% adverse change			(7.4)				(53.7)			(10.8)				(4.9)				(54.8)			(8.4)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate is based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q22	4Q21
CHF million
RMBS
Other assets	0	257
Liability to SPE, included in other liabilities	0	(257)
Other asset-backed financings
Trading assets	500	557
Other assets	178	200
Liability to SPE, included in other liabilities	(678)	(757)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2Q22	4Q21
CHF billion
Government debt securities	19.2	15.9
Corporate debt securities	9.7	9.6
Asset-backed securities	2.3	4.6
Equity securities	0.3	0.5
Other	3.6	5.6
Securities sold under repurchase agreements	35.1	36.2
Government debt securities	0.2	13.9
Corporate debt securities	0.2	0.3
Asset-backed securities	0.0	0.3
Equity securities	0.2	1.0
Other	0.2	0.2
Securities lending transactions	0.8	15.7
Government debt securities	3.7	3.6
Corporate debt securities	0.8	0.6
Asset-backed securities	0.1	0.0
Equity securities	2.8	10.8
Obligation to return securities received as collateral, at fair value	7.4	15.0
Total	43.3	66.9
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2Q22 (CHF billion)
Securities sold under repurchase agreements	6.0		18.9		3.3	6.9	35.1
Securities lending transactions	0.7		0.0		0.0	0.1	0.8
Obligation to return securities received as collateral, at fair value	7.4		0.0		0.0	0.0	7.4
Total	14.1		18.9		3.3	7.0	43.3
4Q21 (CHF billion)
Securities sold under repurchase agreements	5.2		15.7		6.0	9.3	36.2
Securities lending transactions	2.3		1.7		1.6	10.1	15.7
Obligation to return securities received as collateral, at fair value	15.0		0.0		0.0	0.0	15.0
Total	22.5		17.4		7.6	19.4	66.9
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q22 (CHF million)
Cash and due from banks	15	0	46	11	23	15	110
Trading assets	1	0	1,281	42	477	0	1,801
Other investments	0	0	0	69	685	141	895
Net loans	0	1,274	0	0	16	33	1,323
Other assets	250	29	886	49	113	682	2,009
of which loans held-for-sale	249	0	72	25	0	0	346
of which premises and equipment	0	0	0	0	26	0	26
Total assets of consolidated VIEs	266	1,303	2,213	171	1,314	871	6,138
Trading liabilities	3	0	0	0	10	0	13
Short-term borrowings	0	4,620	0	15	0	0	4,635
Long-term debt	34	0	1,750	0	0	41	1,825
Other liabilities	0	88	2	21	58	54	223
Total liabilities of consolidated VIEs	37	4,708	1,752	36	68	95	6,696
4Q21 (CHF million)
Cash and due from banks	0	1	42	25	27	13	108
Trading assets	0	0	1,158	54	610	0	1,822
Other investments	0	0	0	65	789	161	1,015
Net loans	0	1,022	317	0	28	33	1,400
Other assets	0	31	604	78	108	675	1,496
of which loans held-for-sale	0	0	50	23	0	1	74
of which premises and equipment	0	0	0	0	27	0	27
Total assets of consolidated VIEs	0	1,054	2,121	222	1,562	882	5,841
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,337	0	15	0	0	4,352
Long-term debt	0	0	1,342	0	3	46	1,391
Other liabilities	0	67	1	20	60	83	231
Total liabilities of consolidated VIEs	0	4,404	1,343	35	71	129	5,982

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
2Q22 (CHF million)
Trading assets	228	0		4,399	777	7	2,095	7,506
Net loans	579	1,312		1,230	2,726	7,669	2,080	15,596
Other assets	6	0		104	148	5	797	1,060
Total variable interest assets	813	1,312		5,733	3,651	7,681	4,972	24,162
Maximum exposure to loss	1,087	8,012		7,632	3,651	11,290	5,484	37,156
Total assets of non-consolidated VIEs	10,819	16,536		153,117	129,284	38,092	19,379	367,227
4Q21 (CHF million)
Trading assets	257	0		4,526	932	13	5,494	11,222
Net loans	268	1,005		940	2,403	8,774	1,986	15,376
Other assets	6	0		22	112	0	628	768
Total variable interest assets	531	1,005		5,488	3,447	8,787	8,108	27,366
Maximum exposure to loss	774	7,625		8,036	3,447	13,068	8,637	41,587
Total assets of non-consolidated VIEs	10,266	14,948		108,942	103,179	36,428	24,945	298,708
1 Includes liquidity facilities provided to third-party CP conduits through Alpine.

Bank
Securitizations
Securitizations
in	6M22	6M21
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	5	0
Proceeds from transfer of assets	2,819	999
Cash received on interests that continue to be held	22	26
RMBS
Net gain/(loss) [1]	(1)	62
Proceeds from transfer of assets	6,799	20,876
Purchases of previously transferred financial assets or its underlying collateral	0	(1,072)
Servicing fees	0	1
Cash received on interests that continue to be held	531	430
Other asset-backed financings
Net gain [1]	23	47
Proceeds from transfer of assets	3,808	6,802
Purchases of previously transferred financial assets or its underlying collateral	(997)	(699)
Fees [2]	97	81
Cash received on interests that continue to be held	36	7
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M22	2021
CHF million
CMBS
Principal amount outstanding	20,202	15,428
Total assets of SPE	38,723	23,205
RMBS
Principal amount outstanding	49,342	56,990
Total assets of SPE	49,342	56,990
Other asset-backed financings
Principal amount outstanding	23,514	24,856
Total assets of SPE	56,511	57,797
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M22							6M21
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			252				548			92				1,337
of which level 2			191				480			82				1,019
of which level 3			61				68			10				318
Weighted-average life, in years			5.4				10.9			7.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	22.2			–	[2]	3.0	–	32.8
Cash flow discount rate (rate per annum), in % [3]	3.5	–	10.3		2.8	–	43.6	1.8	–	4.5		1.0	–	15.4
Expected credit losses (rate per annum), in % [4]	2.7	–	5.6		1.3	–	41.1	0.9	–	3.9		0.1	–	13.7
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	6M22											2021
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			478				1,563			549				281				2,310			402
of which non-investment grade			96				270			75				55				370			27
Weighted-average life, in years			3.5				8.7			5.2				3.9				4.7			5.5
Prepayment speed assumption (rate per annum), in % [3]			–		4.0	–	22.9			–				–		5.1	–	41.9			–
Impact on fair value from 10% adverse change			–				(30.4)			–				–				(31.1)			–
Impact on fair value from 20% adverse change			–				(59.6)			–				–				(59.8)			–
Cash flow discount rate (rate per annum), in % [4]	4.2	–	41.9		2.1	–	38.4	1.2	–	52.0		1.7	–	50.7		0.7	–	35.5	0.3	–	14.7
Impact on fair value from 10% adverse change			(7.0)				(53.8)			(8.6)				(3.5)				(38.1)			(4.9)
Impact on fair value from 20% adverse change			(13.8)				(103.5)			(16.9)				(6.8)				(73.3)			(9.7)
Expected credit losses (rate per annum), in % [5]	1.2	–	13.2		0.3	–	35.3	0.6	–	49.9		0.6	–	8.4		0.4	–	34.2	0.7	–	13.3
Impact on fair value from 10% adverse change			(3.7)				(27.6)			(5.5)				(2.5)				(28.5)			(4.3)
Impact on fair value from 20% adverse change			(7.4)				(53.7)			(10.8)				(4.9)				(54.8)			(8.4)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M22	2021
CHF million
RMBS
Other assets	0	257
Liability to SPE, included in other liabilities	0	(257)
Other asset-backed financings
Trading assets	500	557
Other assets	178	200
Liability to SPE, included in other liabilities	(678)	(757)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M22	2021
CHF billion
Government debt securities	19.3	16.0
Corporate debt securities	9.7	9.6
Asset-backed securities	2.3	4.6
Equity securities	0.3	0.5
Other	3.6	5.6
Securities sold under repurchase agreements	35.2	36.3
Government debt securities	0.2	13.9
Corporate debt securities	0.2	0.3
Asset-backed securities	0.0	0.3
Equity securities	0.2	1.0
Other	0.2	0.2
Securities lending transactions	0.8	15.7
Government debt securities	3.7	3.6
Corporate debt securities	0.8	0.6
Asset-backed securities	0.1	0.0
Equity securities	2.8	10.8
Other	0.0	0.0
Obligation to return securities received as collateral, at fair value	7.4	15.0
Total	43.4	67.0
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	No stated maturity	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M22 (CHF billion)
Securities sold under repurchase agreements	6.0		19.0		3.3	6.9	35.2
Securities lending transactions	0.7		0.0		0.0	0.1	0.8
Obligation to return securities received as collateral, at fair value	7.4		0.0		0.0	0.0	7.4
Total	14.1		19.0		3.3	7.0	43.4
2021 (CHF billion)
Securities sold under repurchase agreements	5.3		15.8		6.0	9.2	36.3
Securities lending transactions	2.3		1.7		1.6	10.1	15.7
Obligation to return securities received as collateral, at fair value	15.0		0.0		0.0	0.0	15.0
Total	22.6		17.5		7.6	19.3	67.0
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M22 (CHF million)
Cash and due from banks	15	0	46	11	23	15	110
Trading assets	1	0	1,281	42	477	0	1,801
Other investments	0	0	0	69	685	141	895
Net loans	0	1,274	0	0	16	33	1,323
Other assets	250	29	886	49	101	682	1,997
of which loans held-for-sale	249	0	72	25	0	0	346
of which premises and equipment	0	0	0	0	13	0	13
Total assets of consolidated VIEs	266	1,303	2,213	171	1,302	871	6,126
Trading liabilities	3	0	0	0	10	0	13
Short-term borrowings	0	4,620	0	15	0	0	4,635
Long-term debt	34	0	1,750	0	0	41	1,825
Other liabilities	0	88	2	21	58	54	223
Total liabilities of consolidated VIEs	37	4,708	1,752	36	68	95	6,696
2021 (CHF million)
Cash and due from banks	0	1	42	25	27	13	108
Trading assets	0	0	1,158	54	610	0	1,822
Other investments	0	0	0	65	789	161	1,015
Net loans	0	1,022	317	0	28	33	1,400
Other assets	0	31	604	78	95	674	1,482
of which loans held-for-sale	0	0	50	23	0	1	74
of which premises and equipment	0	0	0	0	12	0	12
Total assets of consolidated VIEs	0	1,054	2,121	222	1,549	881	5,827
Trading liabilities	0	0	0	0	8	0	8
Short-term borrowings	0	4,337	0	15	0	0	4,352
Long-term debt	0	0	1,342	0	3	46	1,391
Other liabilities	0	67	1	20	61	84	233
Total liabilities of consolidated VIEs	0	4,404	1,343	35	72	130	5,984

Non-consolidated VIEs
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
6M22 (CHF million)
Trading assets	228	0		4,399	776	7	2,095	7,505
Net loans	579	1,312		1,230	2,726	7,669	2,080	15,596
Other assets	6	0		104	146	5	797	1,058
Total variable interest assets	813	1,312		5,733	3,648	7,681	4,972	24,159
Maximum exposure to loss	1,087	8,012		7,632	3,648	11,290	5,484	37,153
Total assets of non-consolidated VIEs	10,819	16,536		153,117	129,154	38,092	17,260	364,978
2021 (CHF million)
Trading assets	257	0		4,526	932	13	5,494	11,222
Net loans	268	1,005		940	2,403	8,774	1,986	15,376
Other assets	6	0		22	109	0	628	765
Total variable interest assets	531	1,005		5,488	3,444	8,787	8,108	27,363
Maximum exposure to loss	774	7,625		8,036	3,444	13,068	8,637	41,584
Total assets of non-consolidated VIEs	10,266	14,948		108,942	102,820	36,428	19,804	293,208
1 Includes liquidity facilities provided to third-party CP conduits through Alpine.